091-13675m

For Internal Use Only
Sec File No. 9-

Submit 1 Original
and 9 Copies

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SECURITIES AND EXCHANGE COMMISSION
RECEIVED
MAY - 8 2013
DIVISION OF TRADING & MARKETS

**UNITED STATES**
**SECURITIES AND EXCHANGE COMMISSION**
**Washington, D.C. 20549**

# FORM 19b-4(e)

**Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934**

**READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM**

13005493

**Part I** **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
   Chicago Stock Exchange
2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
   Trust
3. Class of New Derivative Securities Product:
   Ownership of the Trust
4. Name of Underlying Instrument:
   United States Brent Oil Fund, L.P.
5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:
   Narrow-Based
6. Ticker Symbol(s) of New Derivative Securities Product:
   BNO
7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
   Various
8. Settlement Methodology of New Derivative Securities Product:
   See Prospectus
9. Position Limits of New Derivative Securities Product (if applicable):
   See Prospectus

**Part II** **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:
Steven I. Givot

Title:
Vice-President - Strategy and Product Management

Telephone Number:
(312) 663-2261

Manual Signature of Official Responsible for Form:

Date:
May 2, 2013

| | |
|---|---|
| Act | Securities Exchange Act of 1934 |
| Section | 19b-4 |
| Rule | 19b-4(e) |
| Public Availability: | MAY 08 2013 |

CHX

Chicago Stock Exchange

May 5, 2012

SECURITIES AND EXCHANGE COMMISSION
RECEIVED
MAY - 8 2013
DIVISION OF TRADING & MARKETS

**By UPS**

Ms. Gayle S. Jackson
Division of Trading and Markets
Securities and Exchange Commission
100 F Street NE – Stop 7010
Washington, DC 20549

**Re: Forms 19b-4(e) for various exchange traded products**

Dear Ms. Jackson:

Pursuant to Rule 19b-4(e) of the Securities Exchange Act of 1934, I enclose for filing an original and four copies of the Forms 19b-4(e) relating to the following exchange traded products:

| | |
|---|---|
| ACCU | Accuvest Global Opportunities ETF |
| AGOL | ETFS Asian Gold Trust |
| ALD | Wisdom Tree Asia Local Debt Fund |
| ALFA | AlphaClone Alternative Alpha ETF |
| ALT | iShares Alternatives Trust |
| ALTL | RBS US Large Cap Alternator ETN |
| AMPS | iShares Utilites Sector Bond Fund |
| ANGL | Market Vectors Fallen Angel High Yield Bond ETF |
| AUD | Pimco Australia Bond Indes Fund |
| AYT | Barclays Gems Asia ETN |
| AZIA | Global X Central Asia & Mongolia Index ETF |
| BABS | SPDR Nuveen Barclays Capital Build America Bond ETF |
| BARL | Morgan Stanley S&P 500 Crude Linked ETN's due July 1, 2031 |
| BDCL | 2X Leveraged Long Exchange Traded Access Securities |
| BIB | ProShares Ultra Nasdaq Biotechnology |
| BIS | ProShares UltraShort Nasdaq Biotechnology |
| BIZD | Market Vectors BDC Income ETF |
| BLND | ETRACS DJ-UBS Commodity Index 2-4-6 Blended Futures ETN |
| BNO | United States Brent Oil Fund, L.P. |

| Act | Securities Exchange Act of 1934 |
|---|---|
| Section | 19b-4 |
| Rule | 19b-4(e) |
| Public Availability: | MAY 08 2013 |

| | |
|---|---|
| BOIL | ProShares Ultra DJ-UBS Natural Gas |
| BONO | Market Vectors LatAm Aggregate Bond ETF |
| BRZU | Direxion Daily Brazil Bull 3X Shares |
| BSCI | Guggenheim BulletShares 2018 Corporate Bond ETF |
| BSCJ | Guggenheim BulletShares 2019 Corporate Bond ETF |
| BSCK | Guggenheim BulletShares 2020 Corporate Bond ETF |
| BSJG | Guggenheim BulletShares 2016 High Yield Corporate Bond ETF |
| BSJH | Guggenheim BulletShares 2017 High Yield Corporate Bond ETF |
| BSJI | Guggenheim BulletShares 2018 High Yield Corporate Bond ETF |
| KOLD | ProShares UltraShort DJ-UBS Natural Gas |
| KORU | Direxion Daily South Korea Bull 3X Shares |
| NGE | Global X Nigeria Index ETF |
| SIVR | ETFS Silver Trust ETF |

If you have any questions about this filing, please contact me at (312) 663-2261.

Sincerely,

Steven I. Givot
Vice President – Strategy and Product Management

Enclosures